Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries lease office space from third parties. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not have any finance lease during 2023, 2024 and 2025. Operating leases result in the recognition of ROU assets and lease liabilities on the balance sheet. ROU assets represent the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ right to use the leased asset for the lease term and lease liabilities represent the obligation to make lease payments.

As of December 31, 2025, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had office space lease agreements with four unrelated third parties under non-cancelable operating leases, with terms ranging between 24 months and 26 months. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries use the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries record the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income. The corporate office lease also requires the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to pay property management expenses which are included in the general and administrative expenses on the condensed consolidated statements of loss and comprehensive loss.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries record operating lease expense in its consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of December 31,
	2024	2025
	RMB	RMB
Right of use assets	1,637,903	878,649

Operating lease liabilities, current	902,610	785,968
Operating lease liabilities, non-current	688,333	48,033
Total operating lease liabilities	1,590,942	834,001

For the years ended December 31, 2023, 2024 and 2025, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries incurred operating lease expense of RMB 1,940,818, RMB 2,584,792 and RMB 993,532, respectively, among which RMB nil, RMB nil and RMB 25,623 were incurred for short-term lease expenses.. The operating lease expenses were charged to general and administrative expenses.

Cash flow information related to leases consists of the following:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating cash payments for operating leases	1,801,311	2,286,183	943,377
Right-of-use assets obtained in exchange for operating lease liabilities	9,349,932	6,402,212	187,199

Other information about the Company’s leases is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Weighted average remaining lease term (years)	2.37	1.86	0.89
Weighted average discount rate	3.45%	3.10%	3.30%

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

Year ending December 31,	RMB
2026	797,950
2027	48,384
Total lease payments	846,334
Less: Imputed interest	(12,333)
Present value of lease liabilities	834,001